Share-based payments - Schedule of Change In Number Of Outstanding Awards (Details) - shares	12 Months Ended
	Dec. 31, 2024	Dec. 31, 2023	Dec. 31, 2021	Mar. 26, 2025
Disclosure of terms and conditions of share-based payment arrangement [line items]
Granted (in shares)			2,520,000
CEO 2022-2024 PSUs
Disclosure of terms and conditions of share-based payment arrangement [line items]
Outstanding at beginning of period (in shares)	1,680,000	2,520,000
Granted (in shares)	0	0
Forfeited (in shares)	(252,000)	(252,000)
Vested (in shares)	(588,000)	(588,000)
Outstanding at end of period (in shares)	840,000	1,680,000
Number of other equity instruments outstanding (in shares)	840,000	1,680,000
CEO 2022-2024 PSUs | Major ordinary share transactions
Disclosure of terms and conditions of share-based payment arrangement [line items]
Number of other equity instruments outstanding (in shares)				368,943
CEO IPO PSUs
Disclosure of terms and conditions of share-based payment arrangement [line items]
Outstanding at beginning of period (in shares)	0	600,000
Granted (in shares)	0	0
Forfeited (in shares)	0	0
Vested (in shares)	0	(600,000)
Outstanding at end of period (in shares)	0	0
Number of other equity instruments outstanding (in shares)	0	0
2024-2026 PSUs
Disclosure of terms and conditions of share-based payment arrangement [line items]
Outstanding at beginning of period (in shares)	0	0
Granted (in shares)	518,350	0
Forfeited (in shares)	(21,450)	0
Vested (in shares)	0	0
Outstanding at end of period (in shares)	496,900	0
Number of other equity instruments outstanding (in shares)	496,900	0
2022-2024 PSUs
Disclosure of terms and conditions of share-based payment arrangement [line items]
Outstanding at beginning of period (in shares)	1,480,850	1,366,050
Granted (in shares)	0	114,800
Forfeited (in shares)	(95,200)	0
Vested (in shares)	0	0
Outstanding at end of period (in shares)	1,385,650	1,480,850
Number of other equity instruments outstanding (in shares)	1,385,650	1,480,850
2022-2024 PSUs | Major ordinary share transactions
Disclosure of terms and conditions of share-based payment arrangement [line items]
Number of other equity instruments outstanding (in shares)				1,140,546
2023 RSUs
Disclosure of terms and conditions of share-based payment arrangement [line items]
Outstanding at beginning of period (in shares)	170,000	0
Granted (in shares)	17,000	170,000
Forfeited (in shares)	0	0
Vested (in shares)	(127,000)	0
Outstanding at end of period (in shares)	60,000	170,000
Number of other equity instruments outstanding (in shares)	60,000	170,000
2022-2025 RSUs
Disclosure of terms and conditions of share-based payment arrangement [line items]
Outstanding at beginning of period (in shares)	634,650	585,450
Granted (in shares)	0	49,200
Forfeited (in shares)	(54,600)	0
Vested (in shares)	0	0
Outstanding at end of period (in shares)	580,050	634,650
Number of other equity instruments outstanding (in shares)	580,050	634,650
Management IPO PSUs
Disclosure of terms and conditions of share-based payment arrangement [line items]
Outstanding at beginning of period (in shares)	0	880,000
Granted (in shares)	0	0
Forfeited (in shares)	0	0
Vested (in shares)	0	(880,000)
Outstanding at end of period (in shares)	0	0
Number of other equity instruments outstanding (in shares)	0	0